LOANS PAYABLE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LOANS PAYABLE

16. LOANS PAYABLE

	December 31, 2023	December 31, 2022
Opening balance	$86,571	$93,317
Issuance of loans payable	-	-
Fair value adjustment	-	(4,891)
Repayment of loans payable	(6,747)	(6,746)
Accretion expense	5,234	4,891
Ending balance	$85,058	$86,571

	Start Date	Maturity Date	Rate	Carrying Value December 31, 2023	Carrying Value December 31, 2022
CEBA	2020-05-19	2024-03-28	0%	$40,000	$37,383
CEBA	2021-04-23	2024-03-28	0%	40,000	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	5,058	11,805
Total				$85,058	$86,571

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars

16. LOANS PAYABLE (CONT’D)

On May 19, 2020, Dronelogics received a $40,000 CEBA loan. This loan is currently interest-free and 25% of the loan, up to $10,000, is forgivable if the loan is repaid on or before January 18, 2024. If the loan is not repaid by that date, the loan can be converted to a three-year term loan at an interest rate of 5%. On December 4, 2020, the Government of Canada allowed for an expansion of the CEBA loan by $20,000, of which, an additional $10,000 is forgivable if the entire loan is repaid on or before January 18, 2024. The repayment date was extended by the Government of Canada so the amount is now due March 28, 2024.

On April 23, 2021, Draganfly Innovations Inc. received a $60,000 CEBA loan. This loan is currently interest free and up to $20,000 is forgivable if the loan is repaid on or before January 18, 2024. The repayment date was extended by the Government of Canada so the amount is now due March 28, 2024.

The CEBA loans are unsecured, and the vehicle loan is secured by the vehicle.